SUBSEQUENT EVENTS - DIAMOND S SHIPPING INC. AND SUBSIDIARIES	6 Months Ended
Jun. 30, 2019
Diamond S Shipping
Subsequent Event [Line Items]
Subsequent Events

18.         SUBSEQUENT EVENTS

The Company has evaluated all subsequent events to ensure that these condensed consolidated financial statements include appropriate recognition and disclosure of recognized events as of June 30, 2019. Except as disclosed elsewhere in the condensed consolidated financial statements, there were no additional subsequent events that the Company believes require recognition or disclosure.